UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-05396

CREDIT SUISSE MID-CAP GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Charter)

466 Lexington Avenue, New York, New York 10017-3140
(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.
Credit Suisse Mid-Cap Growth Fund, Inc.
466 Lexington Avenue
New York, New York  10017-3140

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 to April 30, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2006

(unaudited)

■  CREDIT SUISSE
  CAPITAL APPRECIATION FUND

■  CREDIT SUISSE
  MID-CAP GROWTH FUND

■  CREDIT SUISSE
  SMALL CAP GROWTH FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and Fund holdings described in this document are as of April 30, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Capital Appreciation Fund

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

May 31, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common[1]	6.95%
Advisor[1]	6.66%
Class A1,2	6.80%
Class B1,2	6.44%
Class C1,2	6.44%
Russell 1000® Growth Index[3]	7.06%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Overview: GDP rebounds, market moves upward

The period was an overall positive one for US equities, supported by economic expansion and optimism over corporate earnings. While fourth quarter 2005 GDP growth was modest compared with earlier quarters, as the economy absorbed a severe hurricane season, growth rebounded: First quarter 2006 GDP rose at its highest quarterly rate in more than two years. Notwithstanding the period immediately following this report, investors' appetite for risk taking remained, in general, healthy during the semiannual period ended April 30, 2006. This occurred during a period of high energy costs, steadily rising interest rates and ongoing political tensions in the Middle East.

Most sectors of the market advanced, led by economically sensitive areas such as energy, materials and producer durables companies. In the large-capitalization area, value stocks outperformed growth stocks. Small-capitalization stocks outpaced larger cap stocks in general, extending a long period of small cap outperformance.

Strategic Review: Focus on company fundamentals

Stocks that aided the Fund's performance in the period included its producer durables, materials and consumer staples holdings. However, this was offset by underperformance from the Fund's health care stocks, including UnitedHealth Group in the managed care area. We decided to eliminate this position in the period, based on concerns about profitability catalysts as well as management compensation issues.

Credit Suisse Capital Appreciation Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Our noteworthy recent portfolio activity included establishing a position in Autodesk (0.7% of the Fund's net assets as of April 30, 2006), a provider of software and multimedia tools used in mechanical design and other applications. We believe that the company is entering an upgrade cycle, from two-dimensional to three-dimensional products, that could support sales and income growth for an extended period.

In addition to UnitedHealth, our other sales included American International Group, a globally oriented financial services company specializing in insurance. We believe that the stock price had risen to fully reflect the company's emergence from previous difficulties.

Going forward, we will continue to adhere to our general strategy of seeking sectors and companies with the potential to outperform the overall market. We look for stocks available at a reasonable price relative to projected growth, while employing themes or patterns associated with growth companies, such as significant fundamental changes, generation of large free cash flows or company share-buyback programs.

Marian U. Pardo

Jeffrey T. Rose

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from that projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Capital Appreciation Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Average Annual Returns as of March 31, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	12.80%	(2.20)%	7.05%	9.38%	08/17/87
Advisor Class	12.24%	(2.68)%	6.53%	9.06%	04/04/91
Class A Without Sales Charge	12.48%	—	—	(0.34)%	11/30/01
Class A With Maximum Sales Charge	6.00%	—	—	(1.69)%	11/30/01
Class B Without CDSC	11.67%	—	—	(1.07)%	11/30/01
Class B With CDSC	7.67%	—	—	(1.07)%	11/30/01
Class C Without CDSC	11.68%	—	—	(1.08)%	11/30/01
Class C With CDSC	10.68%	—	—	(1.08)%	11/30/01

Average Annual Returns as of April 30, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	14.45%	(3.82)%	6.89%	9.32%	08/17/87
Advisor Class	13.89%	(4.31)%	6.37%	8.98%	04/04/91
Class A Without Sales Charge	14.21%	—	—	(0.40)%	11/30/01
Class A With Maximum Sales Charge	7.65%	—	—	(1.72)%	11/30/01
Class B Without CDSC	13.30%	—	—	(1.14)%	11/30/01
Class B With CDSC	9.30%	—	—	(1.14)%	11/30/01
Class C Without CDSC	13.30%	—	—	(1.14)%	11/30/01
Class C With CDSC	12.30%	—	—	(1.14)%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 0.63%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 2.44%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 5.44%.

3  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

Credit Suisse Capital Appreciation Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Capital Appreciation Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,069.50	$1,066.60	$1,068.00	$1,064.40	$1,064.40
Expenses Paid per $1,000*	$6.36	$8.92	$7.64	$11.47	$11.47
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,018.65	$1,016.17	$1,017.41	$1,013.69	$1,013.69
Expenses Paid per $1,000*	$6.21	$8.70	$7.45	$11.18	$11.18
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.24%	1.74%	1.49%	2.24%	2.24%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Capital Appreciation Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Mid-Cap Growth Fund

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

May 31, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common[1]	11.02%
Advisor[1]	10.77%
Class A1,2	10.90%
Class B1,2	10.51%
Class C1,2	10.51%
Russell 2500(TM) Growth Index[3]	19.12%
Russell Midcap® Growth Index[4]	15.50%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Overview: GDP rebounds, market moves upward

The period was an overall positive one for US equities, supported by economic expansion and optimism over corporate earnings. While fourth quarter 2005 GDP growth was modest compared with earlier quarters, as the economy absorbed a severe hurricane season, growth rebounded: First quarter 2006 GDP rose at its highest quarterly rate in more than two years. Notwithstanding the period immediately following this report, investors' appetite for risk taking remained, in general, healthy during the semiannual period ended April 30, 2006. This occurred during a period of high energy costs, steadily rising interest rates and ongoing political tensions in the Middle East.

Most sectors of the market advanced, led by economically sensitive areas such as energy, materials and producer durables companies. Small and mid-capitalization stocks outperformed large-cap stocks, and performance among smaller-cap growth stocks was especially robust.

Strategic Review: Focus on company fundamentals

The Fund participated in the strong rally among mid-cap growth stocks, though it underperformed its benchmarks, in part because smaller companies in the benchmarks outperformed and we had more emphasis on relatively large companies. Stocks that hindered the Fund's performance included its health care holdings, in particular a pharmaceutical company that fell sharply on disappointing results. We opted to eliminate this position in the period, based on our view of its growth prospects going forward. The Fund's technology and

Credit Suisse Mid-Cap Growth Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

financial services holdings, while positive in absolute terms, underperformed their respective components within the Fund's benchmarks. On the positive side in terms of relative return, the Fund was aided by good stock selection in the producer durables and energy sectors.

With regard to recent portfolio activity, noteworthy purchases we made included American Tower (1.7% of the Fund's net assets as of April 30, 2006), an owner/operator of cell-phone towers. We think that the company is well positioned to benefit from consolidation and growth within the cell-phone industry, factors that could drive space-leasing rates higher over time. Our late-period sales included Chemtura, due to our concerns regarding integration difficulties as the company merged with Great Lakes Chemical.

Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, including companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth.

The Credit Suisse Mid-Cap Growth Team

Marian U. Pardo

Leo M. Bernstein

Calvin E. Chung

Eric M. Wiegand

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from that projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Mid-Cap Growth Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Average Annual Returns as of March 31, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	15.65%	6.34%	5.19%	10.94%	01/21/88
Advisor Class	15.07%	5.80%	4.69%	9.26%	04/04/91
Class A Without Sales Charge	15.35%	—	—	7.03%	11/30/01
Class A With Maximum Sales Charge	8.72%	—	—	5.58%	11/30/01
Class B Without CDSC	14.50%	—	—	8.14%	02/27/04
Class B With CDSC	10.50%	—	—	7.25%	02/27/04
Class C Without CDSC	14.54%	—	—	8.14%	02/27/04
Class C With CDSC	13.54%	—	—	8.14%	02/27/04

Average Annual Returns as of April 30, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	19.88%	3.80%	4.32%	10.87%	01/21/88
Advisor Class	19.29%	3.28%	3.83%	9.18%	04/04/91
Class A Without Sales Charge	19.61%	—	—	6.83%	11/30/01
Class A With Maximum Sales Charge	12.74%	—	—	5.41%	11/30/01
Class B Without CDSC	18.69%	—	—	7.66%	02/27/04
Class B With CDSC	14.69%	—	—	6.81%	02/27/04
Class C Without CDSC	18.78%	—	—	7.66%	02/27/04
Class C With CDSC	17.78%	—	—	7.66%	02/27/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 4.52%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 6.51%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 9.51%.

3  The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4  The Russell Midcap® Growth Index measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and compiled by Frank Russell Company. Investors cannot invest directly in an index.

Credit Suisse Mid-Cap Growth Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Mid-Cap Growth Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,110.20	$1,107.70	$1,109.00	$1,105.10	$1,105.10
Expenses Paid per $1,000*	$7.32	$9.93	$8.63	$12.53	$12.53
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,017.85	$1,015.37	$1,016.61	$1,012.89	$1,012.89
Expenses Paid per $1,000*	$7.00	$9.49	$8.25	$11.98	$11.98
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.40%	1.90%	1.65%	2.40%	2.40%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Mid-Cap Growth Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Small Cap Growth Fund

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

May 31, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common[1]	15.87%
Advisor[1]	15.65%
Class A1,2	15.87%
Class B1,2	15.44%
Class C1,2	15.54%
Russell 2000® Growth Index[3]	20.31%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Effective April 5, 2006, Laura Granger is responsible for the day-to-day management of the Fund.

Market Overview: GDP rebounds, market moves upward

The period was an overall positive one for US equities, supported by economic expansion and optimism over corporate earnings. While fourth quarter 2005 GDP growth was modest compared with earlier quarters, as the economy absorbed a severe hurricane season, growth rebounded: First quarter 2006 GDP rose at its highest quarterly rate in more than two years. Notwithstanding the period immediately following this report, investors' appetite for risk taking remained, in general, healthy during the semiannual period ended April 30, 2006. This occurred during a period of high energy costs, steadily rising interest rates and ongoing political tensions in the Middle East.

Most sectors of the market advanced, led by economically sensitive areas such as energy, materials and producer durables companies. Smaller-capitalization stocks outperformed large-cap stocks, and performance among small-cap growth stocks was especially robust.

Strategic Review: Focus on company fundamentals

The Fund participated in the strong performance of small-cap growth stocks, though it trailed its benchmark, in part due to weakness in certain health care holdings. These included two pharmaceutical stocks that declined sharply in the period. We decided to eliminate our positions in both companies, based on their growth prospects over the intermediate term. Stocks that aided the Fund's

Credit Suisse Small Cap Growth Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

absolute and relative return in the period included its consumer discretionary and financial services holdings.

Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, and includes companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth. Our general strategy is focused on a company's longer-term prospects, though we also attempt to identify stocks we feel are poised to benefit from specific market catalysts over the nearer term.

Laura Granger

Portfolio Manager

Because of the nature of the Fund's investments in special-situation, start-up and other small companies, an investment in the fund may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from that projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Small Cap Growth Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Average Annual Returns as of March 31, 20061

	1 Year	5 Years	Since Inception	Inception Date
Common Class	18.20%	7.57%	9.92%	12/31/96
Advisor Class	17.57%	—	7.55%	02/27/04
Class A Without Sales Charge	18.14%	—	7.53%	11/30/01
Class A With Maximum Sales Charge	11.37%	—	6.07%	11/30/01
Class B Without CDSC	17.31%	—	7.30%	02/27/04
Class B With CDSC	13.31%	—	6.41%	02/27/04
Class C Without CDSC	17.52%	—	7.39%	02/27/04
Class C With CDSC	16.52%	—	7.39%	02/27/04

Average Annual Returns as of April 30, 20061

	1 Year	5 Years	Since Inception	Inception Date
Common Class	23.93%	4.29%	9.58%	12/31/96
Advisor Class	23.29%	—	6.19%	02/27/04
Class A Without Sales Charge	23.86%	—	6.86%	11/30/01
Class A With Maximum Sales Charge	16.77%	—	5.44%	11/30/01
Class B Without CDSC	23.03%	—	5.95%	02/27/04
Class B With CDSC	19.03%	—	5.09%	02/27/04
Class C Without CDSC	23.19%	—	6.02%	02/27/04
Class C With CDSC	22.19%	—	6.02%	02/27/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 9.22%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 11.44%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 14.54%.

3  The Russell 2000® Growth Index measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

Credit Suisse Small Cap Growth Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Small Cap Growth Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,158.70	$1,156.50	$1,158.70	$1,154.40	$1,155.40
Expenses Paid per $1,000*	$7.49	$8.82	$7.49	$11.48	$11.49
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,017.85	$1,016.61	$1,017.85	$1,014.13	$1,014.13
Expenses Paid per $1,000*	$7.00	$8.25	$7.00	$10.74	$10.74
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.40%	1.65%	1.40%	2.15%	2.15%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Small Cap Growth Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Capital Appreciation Fund

Schedule of Investments

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.0%)
Aerospace & Defense (8.4%)
Boeing Co.	86,800	$7,243,460
Lockheed Martin Corp.	48,200	3,658,380
Precision Castparts Corp.	94,600	5,957,908
United Technologies Corp.	99,300	6,237,033
		23,096,781
Banks (3.8%)
Hudson City Bancorp, Inc.	227,000	3,044,070
Northern Trust Corp.	63,300	3,727,737
Wells Fargo & Co.	51,500	3,537,535
		10,309,342
Beverages (3.7%)
Coca-Cola Co.	104,300	4,376,428
PepsiCo, Inc.	97,600	5,684,224
		10,060,652
Biotechnology (2.3%)
Genentech, Inc.*	44,000	3,507,240
Genzyme Corp.*	44,400	2,715,504
		6,222,744
Chemicals (2.1%)
Monsanto Co.	68,700	5,729,580
Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	33,500	2,093,750
Communications Equipment (9.2%)
Cisco Systems, Inc.*	329,700	6,907,215
Comverse Technology, Inc.*	193,400	4,380,510
Corning, Inc.*	340,900	9,419,067
Motorola, Inc.	208,300	4,447,205
		25,153,997
Computers & Peripherals (3.7%)
Apple Computer, Inc.*	98,000	6,898,220
EMC Corp.*	247,900	3,349,129
		10,247,349
Diversified Financials (5.2%)
American Express Co.	81,900	4,407,039
Morgan Stanley	53,200	3,420,760
SLM Corp.	64,900	3,431,912
TD Ameritrade Holding Corp.	168,300	3,123,648
		14,383,359
Electrical Equipment (0.5%)
Rockwell Automation, Inc.	18,400	1,333,264

See Accompanying Notes to Financial Statements.

Credit Suisse Capital Appreciation Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment & Instruments (2.8%)
Broadcom Corp. Class A*	94,950	$3,903,394
Roper Industries, Inc.§	79,800	3,787,308
		7,690,702
Energy Equipment & Services (3.4%)
Bonneville Pacific Corp.*^	16,883	127
Grant Prideco, Inc.*	68,600	3,512,320
Halliburton Co.	40,900	3,196,335
Weatherford International, Ltd.*	48,200	2,551,226
		9,260,008
Food & Drug Retailing (1.7%)
CVS Corp.	157,000	4,666,040
Food Products (0.9%)
Wm. Wrigley Jr. Co.	42,600	2,005,182
Wm. Wrigley Jr. Co. Class B	10,650	501,615
		2,506,797
Healthcare Equipment & Supplies (4.3%)
Dade Behring Holdings, Inc.	82,300	3,209,700
Hologic, Inc.*	39,600	1,887,732
IMS Health, Inc.	75,700	2,057,526
St. Jude Medical, Inc.*	114,600	4,524,408
		11,679,366
Healthcare Providers & Services (1.9%)
Aetna, Inc.	67,100	2,583,350
Omnicare, Inc.§	48,400	2,744,764
		5,328,114
Hotels, Restaurants & Leisure (4.8%)
Cheesecake Factory, Inc.*	39,700	1,252,932
Harrah's Entertainment, Inc.	51,900	4,237,116
Penn National Gaming, Inc.*§	86,700	3,530,424
Starbucks Corp.*	112,900	4,207,783
		13,228,255
Household Products (2.1%)
Procter & Gamble Co.	98,800	5,751,148
Industrial Conglomerates (0.8%)
3M Co.	27,300	2,332,239
Insurance (1.7%)
Genworth Financial, Inc. Class A	137,600	4,568,320
Internet & Catalog Retail (1.3%)
eBay, Inc.*	101,900	3,506,379
Internet Software & Services (2.2%)
Google, Inc. Class A*	8,700	3,636,078
Yahoo!, Inc.*	76,700	2,514,226
		6,150,304

See Accompanying Notes to Financial Statements.

Credit Suisse Capital Appreciation Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
IT Consulting & Services (2.4%)
CACI International, Inc. Class A*§	56,000	$3,502,240
NAVTEQ Corp.*	76,700	3,184,584
		6,686,824
Machinery (1.5%)
Deere & Co.	46,900	4,116,882
Media (1.7%)
Univision Communications, Inc. Class A*	127,700	4,557,613
Multiline Retail (1.7%)
Kohl's Corp.*	83,700	4,673,808
Oil & Gas (2.6%)
Hugoton Royalty Trust	6,661	184,184
Newfield Exploration Co.*	47,500	2,118,500
XTO Energy, Inc.	111,766	4,733,290
		7,035,974
Pharmaceuticals (5.5%)
Barr Pharmaceuticals, Inc.*	61,100	3,699,605
Forest Laboratories, Inc.*	101,700	4,106,646
Medco Health Solutions, Inc.*	53,200	2,831,836
Wyeth	91,800	4,467,906
		15,105,993
Semiconductor Equipment & Products (1.2%)
Applied Materials, Inc.	73,100	1,312,145
Maxim Integrated Products, Inc.	57,300	2,020,398
		3,332,543
Software (7.9%)
Adobe Systems, Inc.*	156,782	6,145,854
Autodesk, Inc.*	48,500	2,038,940
Electronic Arts, Inc.*	57,800	3,283,040
Microsoft Corp.	313,500	7,571,025
Red Hat, Inc.*§	91,400	2,686,246
		21,725,105
Specialty Retail (2.4%)
Best Buy Company, Inc.	36,300	2,056,758
Home Depot, Inc.	116,900	4,667,817
		6,724,575
Tobacco (1.0%)
Altria Group, Inc.	36,900	2,699,604
Wireless Telecommunication Services (2.5%)
American Tower Corp. Class A*	161,700	5,520,438
NII Holdings, Inc.*	23,100	1,383,690
		6,904,128
TOTAL COMMON STOCKS (Cost $222,076,711)		268,861,539

See Accompanying Notes to Financial Statements.

Credit Suisse Capital Appreciation Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (6.2%)
State Street Navigator Prime Portfolio§§	10,155,153	$10,155,153
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 05/01/06	$6,719	6,719,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,874,153)		16,874,153
TOTAL INVESTMENTS AT VALUE (104.2%) (Cost $238,950,864)		285,735,692
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.2%)		(11,408,263)
NET ASSETS (100.0%)		$274,327,429

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Growth Fund

Schedule of Investments

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.7%)
Aerospace & Defense (7.2%)
Alliant Techsystems, Inc.*§	42,800	$3,423,572
Goodrich Corp.	96,600	4,298,700
L-3 Communications Holdings, Inc.	51,700	4,223,890
Precision Castparts Corp.	161,100	10,146,078
		22,092,240
Banks (4.7%)
Hudson City Bancorp, Inc.	307,700	4,126,257
Mellon Financial Corp.	90,100	3,390,463
Mercantile Bankshares Corp.	65,200	2,450,216
Northern Trust Corp.	75,500	4,446,195
		14,413,131
Beverages (1.1%)
Constellation Brands, Inc. Class A*	140,800	3,477,760
Biotechnology (5.2%)
Amylin Pharmaceuticals, Inc.*§	67,600	2,943,980
Celgene Corp.*	82,700	3,486,632
Neurocrine Biosciences, Inc.*§	51,500	2,954,040
PDL BioPharma, Inc.*§	230,600	6,636,668
		16,021,320
Chemicals (1.7%)
Monsanto Co.	63,500	5,295,900
Commercial Services & Supplies (5.3%)
Avery Dennison Corp.	37,800	2,362,500
Brinks Co.§	101,800	5,171,440
Corporate Executive Board Co.	33,300	3,567,429
Intermec , Inc.*	81,500	2,158,935
Laureate Education, Inc.*§	62,400	3,125,616
		16,385,920
Communications Equipment (2.4%)
Avaya, Inc.*	238,100	2,857,200
Comverse Technology, Inc.*	199,600	4,520,940
		7,378,140
Diversified Financials (3.4%)
National Financial Partners Corp.§	49,000	2,548,000
Nuveen Investments, Inc. Class A§	90,400	4,350,048
TD Ameritrade Holding Corp.	188,100	3,491,136
		10,389,184
Electrical Equipment (0.5%)
Rockwell Automation, Inc.	20,600	1,492,676
Electronic Equipment & Instruments (5.1%)
Broadcom Corp. Class A*	124,500	5,118,195
Intersil Corp. Class A	93,400	2,765,574
Roper Industries, Inc.	168,000	7,973,280
		15,857,049

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Growth Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services (4.2%)
Grant Prideco, Inc.*	35,600	$1,822,720
National-Oilwell Varco, Inc.*	103,300	7,124,601
Smith International, Inc.	93,000	3,927,390
		12,874,711
Healthcare Equipment & Supplies (4.6%)
Dade Behring Holdings, Inc.	91,800	3,580,200
Hologic, Inc.*	44,200	2,107,014
IMS Health, Inc.	85,500	2,323,890
Intuitive Surgical, Inc.*	12,700	1,612,900
Varian Medical Systems, Inc.*	86,000	4,504,680
		14,128,684
Healthcare Providers & Services (6.0%)
Covance, Inc.*	109,000	6,360,150
Omnicare, Inc.§	152,323	8,638,237
Quest Diagnostics, Inc.	63,800	3,555,574
		18,553,961
Hotels, Restaurants & Leisure (5.5%)
Cheesecake Factory, Inc.*	88,600	2,796,216
Penn National Gaming, Inc.*	184,400	7,508,768
Starwood Hotels & Resorts Worldwide, Inc.	116,500	6,684,770
		16,989,754
Household Durables (0.6%)
Snap-On, Inc.	41,700	1,730,550
Insurance (3.3%)
Genworth Financial, Inc. Class A	239,300	7,944,760
W.R. Berkley Corp.	58,950	2,205,909
		10,150,669
Internet Software & Services (0.7%)
Akamai Technologies, Inc.*§	60,500	2,038,245
IT Consulting & Services (5.5%)
CACI International, Inc. Class A*	127,500	7,973,850
NAVTEQ Corp.*	100,900	4,189,368
SRA International, Inc. Class A*§	146,800	4,700,536
		16,863,754
Leisure Equipment & Products (1.9%)
SCP Pool Corp.§	128,500	6,003,520
Media (2.4%)
Lamar Advertising Co. Class A*	44,700	2,458,053
Univision Communications, Inc. Class A*	143,000	5,103,670
		7,561,723

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Growth Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Metals & Mining (2.0%)
Peabody Energy Corp.	97,800	$6,245,508
Oil & Gas (4.0%)
Hugoton Royalty Trust	6,413	177,318
Newfield Exploration Co.*	112,400	5,013,040
Noble Energy, Inc.	59,400	2,671,812
XTO Energy, Inc.	107,600	4,556,860
		12,419,030
Personal Products (0.5%)
Alberto-Culver Co.	36,800	1,654,896
Pharmaceuticals (3.9%)
Barr Pharmaceuticals, Inc.*	49,900	3,021,445
Endo Pharmaceuticals Holdings, Inc.*	142,600	4,484,770
Forest Laboratories, Inc.*	114,800	4,635,624
		12,141,839
Real Estate (0.4%)
Host Hotels & Resorts, Inc.	54,976	1,155,586
Semiconductor Equipment & Products (0.7%)
Maxim Integrated Products, Inc.	64,700	2,281,322
Software (5.7%)
Activision, Inc.*	231,166	3,280,246
Adobe Systems, Inc.*	175,760	6,889,792
Autodesk, Inc.*	54,700	2,299,588
Cerner Corp.*§	53,900	2,137,135
Red Hat, Inc.*§	103,100	3,030,109
		17,636,870
Specialty Retail (3.8%)
Circuit City Stores, Inc.	128,700	3,700,125
Michaels Stores, Inc.	110,600	4,183,998
Williams-Sonoma, Inc.	95,000	3,977,650
		11,861,773
Textiles & Apparel (1.1%)
Coach, Inc.*	100,800	3,328,416
Wireless Telecommunication Services (3.3%)
American Tower Corp. Class A*	152,900	5,220,006
Crown Castle International Corp.*	101,800	3,425,570
NII Holdings, Inc.*	26,100	1,563,390
		10,208,966
TOTAL COMMON STOCKS (Cost $240,052,339)		298,633,097
PREFERRED STOCK (0.0%)
Telecommunications (0.0%)
Celletra, Ltd. Series C*†† (Cost $7,000,000)	1,102,524	0

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Growth Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (15.1%)
State Street Navigator Prime Portfolio§§	35,801,017	$35,801,017
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 05/01/06	$10,828	10,828,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,629,017)		46,629,017
TOTAL INVESTMENTS AT VALUE (111.8%) (Cost $293,681,356)		345,262,114
LIABILITIES IN EXCESS OF OTHER ASSETS (-11.8%)		(36,367,749)
NET ASSETS (100.0%)		$308,894,365

*  Non-income producing security.

††  Restricted security, not readily marketable; security is valued at fair value as determined in good faith, by or under the direction of, the Board of Directors.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Schedule of Investments

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.3%)
Aerospace & Defense (0.8%)
BE Aerospace, Inc.*	25,000	$650,750
Auto Components (0.8%)
Keystone Automotive Industries, Inc.*	16,700	689,710
Banks (1.8%)
Boston Private Financial Holdings, Inc.§	32,900	1,093,925
UCBH Holdings, Inc.§	26,700	472,323
		1,566,248
Biotechnology (2.3%)
LifeCell Corp.*§	52,500	1,419,600
Martek Biosciences Corp.*§	19,900	591,030
		2,010,630
Chemicals (1.6%)
Airgas, Inc.	34,500	1,395,525
Commercial Services & Supplies (3.5%)
Home Solutions of America, Inc.*	44,800	426,496
Huron Consulting Group, Inc.*§	19,900	707,445
Kforce, Inc.*§	77,300	1,086,065
VistaPrint, Ltd.*	24,300	777,114
		2,997,120
Communications Equipment (1.7%)
F5 Networks, Inc.*§	11,200	655,872
Symmetricom, Inc.*§	105,500	854,550
		1,510,422
Construction Materials (0.8%)
U.S. Concrete, Inc.*	47,400	650,328
Distributions & Wholesale (2.4%)
Beacon Roofing Supply, Inc.*§	26,300	973,100
Brightpoint, Inc.*§	33,800	1,131,624
		2,104,724
Diversified Financials (4.7%)
Affiliated Managers Group, Inc.*§	16,650	1,686,645
Bankrate, Inc.*	9,500	458,565
National Financial Partners Corp.§	17,400	904,800
Texas Capital Bancshares, Inc.*§	42,700	984,662
		4,034,672
Electrical Equipment (0.8%)
Energy Conversion Devices, Inc.*§	13,600	680,136
Electronic Equipment & Instruments (2.7%)
Daktronics, Inc.§	16,700	654,974
FLIR Systems, Inc.*§	30,800	753,060
Itron, Inc.*§	13,800	925,290
		2,333,324

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services (1.0%)
Complete Production Services, Inc.*	7,700	$203,511
Dril-Quip, Inc.*	9,200	662,216
		865,727
Food Products (1.1%)
Peet's Coffee & Tea, Inc.*§	29,600	921,744
Healthcare Equipment & Supplies (9.4%)
ArthroCare Corp.*§	22,500	1,019,925
Haemonetics Corp.*	30,300	1,651,350
Hologic, Inc.*§	27,100	1,291,857
Immucor, Inc.*	36,500	1,060,325
Integra LifeSciences Holdings*§	26,100	1,095,156
IntraLase Corp.*§	11,600	249,168
Mentor Corp.	20,900	905,597
Neurometrix, Inc.*	23,200	875,104
Spectranetics Corp.*§	1,800	23,130
		8,171,612
Healthcare Providers & Services (6.1%)
Advisory Board Co.*	20,800	1,167,296
PSS World Medical, Inc.*§	55,200	995,808
Psychiatric Solutions, Inc.*§	41,200	1,362,072
Sunrise Senior Living, Inc.*§	27,600	1,026,720
United Surgical Partners International, Inc.*§	23,400	772,434
		5,324,330
Hotels, Restaurants & Leisure (3.9%)
California Pizza Kitchen, Inc.*§	18,500	584,600
Orient-Express Hotels, Ltd. Class A§	34,600	1,418,600
Shuffle Master, Inc.*§	36,400	1,344,980
		3,348,180
Household Durables (0.5%)
Knoll, Inc.	21,200	461,100
Industrial Conglomerates (1.4%)
Chemed Corp.§	21,900	1,193,331
Internet & Catalog Retail (1.7%)
Coldwater Creek, Inc.*	23,700	662,652
Nutri/System, Inc.*§	12,300	834,678
		1,497,330
Internet Software & Services (6.2%)
Allscripts Heathcare Solutions, Inc.*§	49,600	844,688
Digitas, Inc.*§	73,400	1,035,674
INVESTools, Inc.*	34,200	312,930
Jupitermedia Corp.*§	44,400	782,328
Openwave Systems, Inc.*	73,166	1,361,619
Opsware, Inc.*§	121,900	1,031,274
		5,368,513

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
IT Consulting & Services (0.7%)
Redback Networks, Inc.*§	27,000	$604,800
Machinery (3.0%)
CE Franklin, Ltd.*	50,700	900,939
Ceradyne, Inc.*§	15,800	837,400
Kennametal, Inc.	13,800	853,530
		2,591,869
Media (3.1%)
aQuantive, Inc.*§	22,500	563,850
Central European Media Enterprises, Ltd. Class A*	13,600	875,976
Lions Gate Entertainment Corp.*§	126,000	1,231,020
		2,670,846
Oil & Gas (4.9%)
Comstock Resources, Inc.*	33,500	1,041,180
Denbury Resources, Inc.*	42,700	1,392,020
EXCO Resources, Inc.*§	3,800	48,754
KCS Energy, Inc.*§	17,000	498,950
Todco Class A*§	9,700	444,939
W&T Offshore, Inc.§	19,800	845,262
		4,271,105
Personal Products (0.2%)
Medifast, Inc.*	12,700	150,114
Pharmaceuticals (2.2%)
Adolor Corp.*§	30,300	712,656
Durect Corp.*§	6,000	29,160
Nektar Therapeutics*§	54,500	1,172,295
		1,914,111
Real Estate (1.2%)
Trammell Crow Co.*	27,800	1,082,254
Semiconductor Equipment & Products (11.4%)
Diodes, Inc.*	13,500	549,990
FormFactor, Inc.*§	20,900	871,321
Integrated Device Technology, Inc.*§	42,900	652,938
Microsemi Corp.*	30,500	833,260
Netlogic Microsystems, Inc.*§	26,100	1,051,047
ON Semiconductor Corp.*§	89,500	641,715
Photronics, Inc.*§	58,600	1,053,042
SiRF Technology Holdings, Inc.*§	35,700	1,219,155
Supertex, Inc.*§	16,200	625,644
Tessera Technologies, Inc.*§	63,400	2,033,238
Trident Microsystems, Inc.*	14,500	385,700
		9,917,050

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Software (7.2%)
Cognos, Inc.*§	29,000	$1,080,830
Gravity Company, Ltd. ADR*§	21,200	185,076
Informatica Corp.*	66,600	1,023,642
THQ, Inc.*§	36,099	925,217
TradeStation Group, Inc.*	65,300	1,040,882
Ultimate Software Group, Inc.*§	27,100	692,947
VeriFone Holdings, Inc.*§	29,000	897,840
Verint Systems, Inc.*	12,800	415,232
		6,261,666
Specialty Retail (4.0%)
Aaron Rents, Inc.§	37,900	1,017,994
Children's Place Retail Stores, Inc.*§	17,400	1,074,972
Citi Trends, Inc.*§	13,900	674,845
Zumiez, Inc.*§	21,400	695,500
		3,463,311
Textiles & Apparel (0.7%)
dELiA*s, Inc.*§	57,677	613,107
Wireless Telecommunication Services (2.5%)
NTELOS Holdings Corp.*§	90,000	1,259,100
SBA Communications Corp. Class A*	36,200	909,344
		2,168,444
TOTAL COMMON STOCKS (Cost $71,134,047)		83,484,133
SHORT-TERM INVESTMENTS (34.2%)
State Street Navigator Prime Portfolio§§	24,961,735	24,961,735
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 05/01/06	$4,704	4,704,000
TOTAL SHORT-TERM INVESTMENTS (Cost $29,665,735)		29,665,735
TOTAL INVESTMENTS AT VALUE (130.5%) (Cost $100,799,782)		113,149,868
LIABILITIES IN EXCESS OF OTHER ASSETS (-30.5%)		(26,430,802)
NET ASSETS (100.0%)		$86,719,066

INVESTMENT ABBREVIATION

  ADR  =  American Depositary Receipt

*  Non-income producing security.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Assets and Liabilities

April 30, 2006 (unaudited)

	Capital Appreciation Fund	Mid-Cap Growth Fund	Small Cap Growth Fund
Assets
Investments at value, including collateral for securities on loan of $10,155,153, $35,801,017 and $24,961,735, respectively (Cost $238,950,864, $293,681,356 and $100,799,782, respectively) (Note 2)	$285,735,692[1]	$345,262,114[2]	$113,149,868[3]
Cash	254	487	666
Receivable for investments sold	13,937,893	8,708,720	2,056,492
Receivable for fund shares sold	170,909	124,518	107,999
Dividend and interest receivable	289,876	231,836	13,402
Prepaid expenses and other assets	65,360	60,348	35,681
Total Assets	300,199,984	354,388,023	115,364,108
Liabilities
Advisory fee payable (Note 3)	160,667	218,940	41,735
Administrative services fee payable (Note 3)	52,603	58,839	17,102
Shareholder servicing/Distribution fee payable (Note 3)	16,676	47,737	17,742
Payable for investments purchased	14,943,950	8,567,670	3,488,378
Payable upon return of securities loaned (Note 2)	10,155,153	35,801,017	24,961,735
Payable for fund shares redeemed	330,516	609,019	34,603
Trustees'/Directors' fee payable	3,609	3,718	3,606
Other accrued expenses payable	209,381	186,718	80,141
Total Liabilities	25,872,555	45,493,658	28,645,042
Net Assets
Capital stock, $0.001 par value (Note 7)	15,586	8,837	3,831
Paid-in capital (Note 7)	563,110,207	417,218,412	72,732,640
Accumulated net investment loss	(526,637)	(895,819)	(342,302)
Accumulated net realized gain (loss) on investments	(335,056,555)	(159,017,823)	1,974,811
Net unrealized appreciation from investments	46,784,828	51,580,758	12,350,086
Net Assets	$274,327,429	$308,894,365	$86,719,066
Common Shares
Net assets	$266,887,815	$284,866,885	$85,131,230
Shares outstanding	15,147,779	8,101,402	3,761,253
Net asset value, offering price and redemption price per share	$17.62	$35.16	$22.63
Advisor Shares
Net assets	$4,555,225	$23,128,214	$2,328
Shares outstanding	270,945	709,697	104
Net asset value, offering price and redemption price per share	$16.81	$32.59	$22.39

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Assets and Liabilities (continued)

April 30, 2006 (unaudited)

	Capital Appreciation Fund	Mid-Cap Growth Fund	Small Cap Growth Fund
A Shares
Net assets	$1,681,163	$793,140	$1,544,002
Shares outstanding	96,392	22,858	68,216
Net asset value and redemption price per share	$17.44	$34.70	$22.63
Maximum offering price per share (net asset value/(1-5.75%))	$18.50	$36.82	$24.01
B Shares
Net assets	$765,374	$104,952	$40,370
Shares outstanding	45,357	3,073	1,812
Net asset value and offering price per share	$16.87	$34.16	$22.28
C Shares
Net assets	$437,852	$1,174	$1,136
Shares outstanding	25,955	34	51
Net asset value and offering price per share	$16.87	$34.16	$22.31

1  Including $9,923,968 of securities on loan.

2  Including $35,007,494 of securities on loan.

3  Including $24,339,809 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Operations

For the Six Months Ended April 30, 2006 (unaudited)

	Capital Appreciation Fund	Mid-Cap Growth Fund	Small Cap Growth Fund
Investment Income (Note 2)
Dividends	$1,164,630	$1,165,298	$59,159
Interest	124,752	208,703	93,553
Securities lending	4,771	20,036	33,170
Total investment income	1,294,153	1,394,037	185,882
Expenses
Investment advisory fees (Note 3)	1,020,084	1,435,544	377,215
Administrative services fees (Note 3)	244,418	266,796	68,356
Shareholder servicing/Distribution fees (Note 3)
Common Class	—	—	92,598
Advisor Class	12,558	62,507	5
Class A	2,067	898	1,677
Class B	3,517	368	101
Class C	2,336	5	5
Transfer agent fees (Note 3)	375,733	402,340	87,127
Registration fees	41,159	45,748	47,440
Printing fees (Note 3)	38,270	28,197	20,562
Audit and tax fees	21,618	20,314	10,737
Custodian fees	21,514	16,152	10,308
Trustees'/Directors' fees	10,632	10,741	10,633
Legal fees	9,313	9,169	8,791
Insurance expense	4,760	4,959	2,379
Commitment fees (Note 4)	4,192	4,327	968
Miscellaneous expense	8,581	8,174	4,427
Total expenses	1,820,752	2,316,239	743,329
Less: fees waived (Note 3)	—	(26,383)	(215,145)
Net expenses	1,820,752	2,289,856	528,184
Net investment loss	(526,599)	(895,819)	(342,302)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	20,533,482	21,722,462	2,591,876
Net change in unrealized appreciation (depreciation) from investments	498,928	13,030,513	8,643,143
Net realized and unrealized gain from investments	21,032,410	34,752,975	11,235,019
Net increase in net assets resulting from operations	$20,505,811	$33,857,156	$10,892,717

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Changes in Net Assets

	Capital Appreciation Fund		Mid-Cap Growth Fund
	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
From Operations
Net investment income (loss)	$(526,599)	$277,820	$(895,819)	$(3,208,392)
Net realized gain from investments	20,533,482	30,354,928	21,722,462	41,439,467
Net change in unrealized appreciation (depreciation) from investments	498,928	2,641,122	13,030,513	8,210,614
Net increase in net assets resulting from operations	20,505,811	33,273,870	33,857,156	46,441,689
From Dividends
Dividends from net investment income Common Class Shares	(277,858)	—	—	—
From Capital Share Transactions (Note 7)
Proceeds from sale of shares	17,026,757	44,355,998	12,703,432	36,330,337
Reinvestment of dividends	273,440	—	—	—
Net asset value of shares redeemed	(62,363,772)	(230,751,856)	(53,771,801)	(158,014,386)
Net increase (decrease) in net assets from capital share transactions	(45,063,575)	(186,395,858)	(41,068,369)	(121,684,049)
Net increase (decrease) in net assets	(24,835,622)	(153,121,988)	(7,211,213)	(75,242,360)
Net Assets
Beginning of period	299,163,051	452,285,039	316,105,578	391,347,938
End of period	$274,327,429	$299,163,051	$308,894,365	$316,105,578
Accumulated net investment income (loss)	$(526,637)	$277,820	$(895,819)	$—

See Accompanying Notes to Financial Statements.

	Small Cap Growth Fund
	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
From Operations
Net investment income (loss)	$(342,302)	$(927,136)
Net realized gain from investments	2,591,876	9,417,899
Net change in unrealized appreciation (depreciation) from investments	8,643,143	(3,353,315)
Net increase in net assets resulting from operations	10,892,717	5,137,448
From Dividends
Dividends from net investment income Common Class Shares	—	—
From Capital Share Transactions (Note 7)
Proceeds from sale of shares	12,802,257	9,426,170
Reinvestment of dividends	—	—
Net asset value of shares redeemed	(6,397,445)	(34,141,125)
Net increase (decrease) in net assets from capital share transactions	6,404,812	(24,714,955)
Net increase (decrease) in net assets	17,297,529	(19,577,507)
Net Assets
Beginning of period	69,421,537	88,999,044
End of period	$86,719,066	$69,421,537
Accumulated net investment income (loss)	$(342,302)	$—

See Accompanying Notes to Financial Statements.

Credit Suisse Capital Appreciation Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$16.49	$15.26	$14.75	$12.53	$16.23	$30.57
INVESTMENT OPERATIONS
Net investment income (loss)	(0.00)[1,2]	0.01[1]	(0.09)[1]	(0.05)[1]	(0.07)[1]	(0.02)
Net gain (loss) on investments (both realized and unrealized)	1.15	1.22	0.60	2.27	(3.63)	(10.04)
Total from investment operations	1.15	1.23	0.51	2.22	(3.70)	(10.06)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.02)	—	—	—	—	—
Distributions from net realized gains	—	—	—	—	0.00[2]	(4.28)
Total dividends and distributions	(0.02)	—	—	—	—	(4.28)
Net asset value, end of period	$17.62	$16.49	$15.26	$14.75	$12.53	$16.23
Total return[3]	6.95%	8.06%	3.46%	17.72%	(22.79)%	(37.59)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$266,888	$291,148	$433,681	$514,668	$566,064	$899,234
Ratio of expenses to average net assets	1.24%[4]	1.17%	1.16%	1.15%	1.11%	0.99%
Ratio of net investment income (loss) to average net assets	(0.35)%[4]	0.09%	(0.57)%	(0.39)%	(0.45)%	(0.09)%
Portfolio turnover rate	38%	97%	70%	97%	50%	100%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Capital Appreciation Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004		2003		2002	2001
Per share data
Net asset value, beginning of period	$15.76	$14.65	$14.24		$12.16		$15.82	$29.88
INVESTMENT OPERATIONS
Net investment loss	(0.00)[1,2]	(0.04)[1]	(0.16)[1]		(0.11)[1]		(0.14)[1]	(0.12)
Net gain (loss) on investments (both realized and unrealized)	1.05	1.15	0.57		2.19		(3.52)	(9.81)
Total from investment operations	1.05	1.11	0.41		2.08		(3.66)	(9.93)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—		—		0.00[2]	(4.13)
Net asset value, end of period	$16.81	$15.76	$14.65		$14.24		$12.16	$15.82
Total return[3]	6.66%	7.58%	2.88%		17.11%		(23.13)%	(37.91)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,555	$5,334	$14,723		$17,380		$16,693	$25,882
Ratio of expenses to average net assets	1.74%[4]	1.67%	1.66%		1.65%		1.61%	1.49%
Ratio of net investment loss to average net assets	(0.85)%[4]	(0.41)%	(1.07	) %	(0.90	) %	(0.96)%	(0.62)%
Portfolio turnover rate	38%	97%	70%		97%		50%	100%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Capital Appreciation Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$16.33	$15.14	$14.68	$12.50	$17.75
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.00)[3]	0.00[3]	(0.12)	(0.09)	(0.09)
Net gain (loss) on investments (both realized and unrealized)	1.11	1.19	0.58	2.27	(5.16)
Total from investment operations	1.11	1.19	0.46	2.18	(5.25)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	0.00[3]
Net asset value, end of period	$17.44	$16.33	$15.14	$14.68	$12.50
Total return[4]	6.80%	7.86%	3.13%	17.44%	(29.57)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,681	$1,585	$2,490	$1,152	$450
Ratio of expenses to average net assets	1.49%[5]	1.42%	1.41%	1.40%	1.40%[5]
Ratio of net investment loss to average net assets	(0.60)%[5]	(0.16)%	(0.82)%	(0.69)%	(0.77)%[5]
Portfolio turnover rate	38%	97%	70%	97%	50%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Capital Appreciation Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$15.85	$14.82	$14.47	$12.41	$17.75
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)	(0.16)	(0.23)	(0.19)	(0.18)
Net gain (loss) on investments (both realized and unrealized)	1.03	1.19	0.58	2.25	(5.16)
Total from investment operations	1.02	1.03	0.35	2.06	(5.34)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	0.00[3]
Net asset value, end of period	$16.87	$15.85	$14.82	$14.47	$12.41
Total return[4]	6.44%	6.95%	2.42%	16.60%	(30.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$765	$625	$543	$545	$206
Ratio of expenses to average net assets	2.24%[5]	2.17%	2.16%	2.15%	2.15%[5]
Ratio of net investment loss to average net assets	(1.35)%[5]	(0.91)%	(1.57)%	(1.44)%	(1.51)%[5]
Portfolio turnover rate	38%	97%	70%	97%	50%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Capital Appreciation Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$15.85	$14.81	$14.47	$12.41	$17.75
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)	(0.14)	(0.23)	(0.19)	(0.18)
Net gain (loss) on investments (both realized and unrealized)	1.03	1.18	0.57	2.25	(5.16)
Total from investment operations	1.02	1.04	0.34	2.06	(5.34)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	0.00[3]
Net asset value, end of period	$16.87	$15.85	$14.81	$14.47	$12.41
Total return[4]	6.44%	7.02%	2.35%	16.60%	(30.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$438	$471	$849	$223	$93
Ratio of expenses to average net assets	2.24%[5]	2.17%	2.16%	2.15%	2.14%[5]
Ratio of net investment loss to average net assets	(1.35)%[5]	(0.91)%	(1.57)%	(1.44)%	(1.49)%[5]
Portfolio turnover rate	38%	97%	70%	97%	50%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Growth Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$31.67	$28.04	$26.79	$18.98	$23.60	$50.24
INVESTMENT OPERATIONS
Net investment loss	(0.09)[1]	(0.27)[1]	(0.30)[1]	(0.22)[1]	(0.23)[1]	(0.26)
Net gain (loss) on investments (both realized and unrealized)	3.58	3.90	1.55	8.03	(4.39)	(17.89)
Total from investment operations	3.49	3.63	1.25	7.81	(4.62)	(18.15)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	0.00[2]	(8.49)
Net asset value, end of period	$35.16	$31.67	$28.04	$26.79	$18.98	$23.60
Total return[3]	11.02%	12.95%	4.67%	41.15%	(19.57)%	(42.61)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$284,867	$290,509	$364,298	$407,262	$357,872	$877,983
Ratio of expenses to average net assets	1.40%[4]	1.39%	1.40%	1.38%	1.35%	1.28%
Ratio of net investment loss to average net assets	(0.52)%[4]	(0.87)%	(1.08)%	(1.04)%	(0.98)%	(0.73)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[4]	—	—	—	—	—
Portfolio turnover rate	40%	79%	106%	68%	67%	177%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Growth Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$29.42	$26.18	$25.14	$17.90	$22.38	$48.02
INVESTMENT OPERATIONS
Net investment loss	(0.16)[1]	(0.40)[1]	(0.41)[1]	(0.31)[1]	(0.33)[1]	(0.46)
Net gain (loss) on investments (both realized and unrealized)	3.33	3.64	1.45	7.55	(4.15)	(16.96)
Total from investment operations	3.17	3.24	1.04	7.24	(4.48)	(17.42)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	0.00[2]	(8.22)
Net asset value, end of period	$32.59	$29.42	$26.18	$25.14	$17.90	$22.38
Total return[3]	10.77%	12.38%	4.14%	40.45%	(20.01)%	(42.88)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$23,128	$24,851	$26,474	$40,322	$42,906	$101,690
Ratio of expenses to average net assets	1.90%[4]	1.89%	1.90%	1.88%	1.85%	1.78%
Ratio of net investment loss to average net assets	(1.02)%[4]	(1.37)%	(1.58)%	(1.53)%	(1.49)%	(1.23)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[4]	—	—	—	—	—
Portfolio turnover rate	40%	79%	106%	68%	67%	177%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Growth Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$31.29	$27.77	$26.60	$18.90	$25.92
INVESTMENT OPERATIONS
Net investment loss[2]	(0.13)	(0.34)	(0.38)	(0.33)	(0.28)
Net gain (loss) on investments (both realized and unrealized)	3.54	3.86	1.55	8.03	(6.74)
Total from investment operations	3.41	3.52	1.17	7.70	(7.02)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	0.00[3]
Net asset value, end of period	$34.70	$31.29	$27.77	$26.60	$18.90
Total return[4]	10.90%	12.68%	4.40%	40.74%	(27.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$793	$688	$567	$75	$1
Ratio of expenses to average net assets	1.65%[5]	1.64%	1.65%	1.63%	1.71%[5]
Ratio of net investment loss to average net assets	(0.77)%[5]	(1.12)%	(1.33)%	(1.36)%	(1.35)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[5]	—	—	—	—
Portfolio turnover rate	40%	79%	106%	68%	67%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Growth Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004[1]
Per share data
Net asset value, beginning of period	$30.91	$27.64	$29.10
INVESTMENT OPERATIONS
Net investment loss[2]	(0.25)	(0.58)	(0.38)
Net gain (loss) on investments (both realized and unrealized)	3.50	3.85	(1.08)
Total from investment operations	3.25	3.27	(1.46)
Net asset value, end of period	$34.16	$30.91	$27.64
Total return[3]	10.51%	11.83%	(5.02)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$105	$55	$7
Ratio of expenses to average net assets	2.40%[4]	2.39%	2.40%[4]
Ratio of net investment loss to average net assets	(1.52)%[4]	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[4]	—	—
Portfolio turnover rate	40%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Growth Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004[1]
Per share data
Net asset value, beginning of period	$30.91	$27.67	$29.10
INVESTMENT OPERATIONS
Net investment loss[2]	(0.24)	(0.62)	(0.38)
Net gain (loss) on investments (both realized and unrealized)	3.49	3.86	(1.05)
Total from investment operations	3.25	3.24	(1.43)
Net asset value, end of period	$34.16	$30.91	$27.67
Total return[3]	10.51%	11.71%	(4.91)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1	$1	$1
Ratio of expenses to average net assets	2.40%[4]	2.39%	2.40%[4]
Ratio of net investment loss to average net assets	(1.52)%[4]	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[4]	—	—
Portfolio turnover rate	40%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001[1]
Per share data
Net asset value, beginning of period	$19.53	$18.57	$18.14	$12.58	$15.38	$23.11
INVESTMENT OPERATIONS
Net investment loss	(0.10)[1]	(0.23)[1]	(0.23)[1]	(0.18)[1]	(0.18)[1]	(0.18)
Net gain (loss) on investments (both realized and unrealized)	3.20	1.19	0.66	5.74	(2.62)	(7.55)
Total from investment operations	3.10	0.96	0.43	5.56	(2.80)	(7.73)
Net asset value, end of period	$22.63	$19.53	$18.57	$18.14	$12.58	$15.38
Total return[2]	15.87%	5.17%	2.37%	44.20%	(18.21)%	(33.45)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$85,131	$68,237	$78,131	$77,236	$42,918	$36,445
Ratio of expenses to average net assets	1.40%[3]	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment loss to average net assets	(0.91)%[3]	(1.13)%	(1.22)%	(1.23)%	(1.18)%	(1.04)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.57%[3]	0.62%	0.59%	0.71%	0.98%	0.54%
Portfolio turnover rate	84%	90%	100%	69%	72%	74%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004[1]
Per share data
Net asset value, beginning of period	$19.36	$18.53	$19.65
INVESTMENT OPERATIONS
Net investment loss[2]	(0.13)	(0.34)	(0.20)
Net gain (loss) on investments (both realized and unrealized)	3.16	1.17	(0.92)
Total from investment operations	3.03	0.83	(1.12)
Net asset value, end of period	$22.39	$19.36	$18.53
Total return[3]	15.65%	4.48%	(5.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2	$2	$1
Ratio of expenses to average net assets	1.65%[4]	1.65%	1.65%[4]
Ratio of net investment loss to average net assets	(1.16)%[4]	(1.38)%	(1.47)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.57%[4]	0.62%	0.59%[4]
Portfolio turnover rate	84%	90%	100%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$19.53	$18.57	$18.14	$12.57	$16.88
INVESTMENT OPERATIONS
Net investment loss[2]	(0.10)	(0.23)	(0.23)	(0.18)	(0.15)
Net gain (loss) on investments (both realized and unrealized)	3.20	1.19	0.66	5.75	(4.16)
Total from investment operations	3.10	0.96	0.43	5.57	(4.31)
Net asset value, end of period	$22.63	$19.53	$18.57	$18.14	$12.57
Total return[3]	15.87%	5.17%	2.37%	44.31%	(25.53)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,544	$1,165	$10,856	$920	$322
Ratio of expenses to average net assets	1.40%[4]	1.40%	1.40%	1.40%	1.40%[4]
Ratio of net investment loss to average net assets	(0.91)%[4]	(1.13)%	(1.21)%	(1.24)%	(1.14)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.57%[4]	0.62%	0.59%	0.71%	1.13%[4]
Portfolio turnover rate	84%	90%	100%	69%	72%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004[1]
Per share data
Net asset value, beginning of period	$19.30	$18.48	$19.65
INVESTMENT OPERATIONS
Net investment loss[2]	(0.18)	(0.37)	(0.24)
Net gain (loss) on investments (both realized and unrealized)	3.16	1.19	(0.93)
Total from investment operations	2.98	0.82	(1.17)
Net asset value, end of period	$22.28	$19.30	$18.48
Total return[3]	15.44%	4.44%	(5.95)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$40	$16	$10
Ratio of expenses to average net assets	2.15%[4]	2.15%	2.15%[4]
Ratio of net investment loss to average net assets	(1.66)%[4]	(1.88)%	(1.97)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.57%[4]	0.62%	0.59%[4]
Portfolio turnover rate	84%	90%	100%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004[1]
Per share data
Net asset value, beginning of period	$19.31	$18.48	$19.65
INVESTMENT OPERATIONS
Net investment loss[2]	(0.16)	(0.35)	(0.24)
Net gain (loss) on investments (both realized and unrealized)	3.16	1.18	(0.93)
Total from investment operations	3.00	0.83	(1.17)
Net asset value, end of period	$22.31	$19.31	$18.48
Total return[3]	15.54%	4.49%	(5.95)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1	$1	$1
Ratio of expenses to average net assets	2.15%[4]	2.15%	2.15%[4]
Ratio of net investment loss to average net assets	(1.66)%[4]	(1.88)%	(1.97)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.57%[4]	0.62%	0.59%[4]
Portfolio turnover rate	84%	90%	100%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Notes to Financial Statements

April 30, 2006 (unaudited)

Note 1. Organization

The Credit Suisse Funds covered in this report are Credit Suisse Capital Appreciation Fund ("Capital Appreciation"), Credit Suisse Mid-Cap Growth Fund ("Mid-Cap Growth") and Credit Suisse Small Cap Growth Fund ("Small Cap Growth"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Capital Appreciation was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Growth and Small Cap Growth were incorporated under the laws of the State of Maryland on November 12, 1987 and October 31, 1996, respectively.

Investment objectives for each Fund are as follows: Capital Appreciation seeks long-term capital appreciation, Mid-Cap Growth seeks maximum capital appreciation, and Small Cap Growth seeks capital growth.

Capital Appreciation, Mid-Cap Growth and Small Cap Growth each offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. The Funds' Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, and (6) Credit Suisse or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Funds and open new accounts under the same Social Security number. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. Each Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments,

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2006, total earnings from the investment in cash collateral received in connection with Capital Appreciation, Mid-Cap Growth and Small Cap Growth's securities lending arrangements were $274,691, $1,029,912 and $474,877, respectively of which $267,928, $1,001,593, and $427,663, respectively, were rebated to borrowers (brokers). The Funds retained $4,771, $20,036 and $33,170 in income, respectively, from the cash collateral investment and SSB, as lending agent, was paid $1,992, $8,283 and $14,044, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending is accrued as earned.

I) OTHER — The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. These Funds accrue such taxes when the related income or gains are earned.

Capital Appreciation and Mid-Cap Growth may each invest up to 10% of its total assets in non-publicly traded securities. Small Cap Growth may invest up to 15% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by such Fund or the current carrying values, and the difference could be material.

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser to each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from each Fund based on the following fee schedule. Effective March 1, 2006 to February 28, 2007, Credit Suisse agreed to voluntarily waive part of its investment advisory fee of Mid-Cap Growth from 0.90% to 0.85%.

Fund	Annual Rate
Capital Appreciation	0.70% of average daily net assets
Mid-Cap Growth	0.90% of average daily net assets
Small Cap Growth	1.00% of average daily net assets

For the six months ended April 30, 2006, investment advisory fees earned and voluntarily waived for the Funds were as follows:

Gross Fund	Advisory Fee	Net Waiver	Advisory Fee
Capital Appreciation	$1,020,084	$—	$1,020,084
Mid-Cap Growth	1,435,544	(26,383)	1,409,161
Small Cap Growth	377,215	(215,145)	162,070

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as each Fund's coadministrators. For co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the six months ended April 30, 2006, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Capital Appreciation	$145,726
Mid-Cap Growth	159,505
Small Cap Growth	37,722

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

Fund	Co-Administration Fee
Capital Appreciation	$98,692
Mid-Cap Growth	107,291
Small Cap Growth	30,634

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares of Small Cap Growth. For the Advisor Class shares of each Fund, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of average daily net assets. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the six months ended April 30, 2006, the Funds reimbursed Credit Suisse the following amounts, which are included in each Fund's transfer agent expense as follows:

Fund	Amount
Capital Appreciation	$268,417
Mid-Cap Growth	325,507
Small Cap Growth	53,924

For the six months ended April 30, 2006, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

Fund	Amount
Capital Appreciation	$336
Mid-Cap Growth	1,368
Small Cap Growth	190

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2006, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Capital Appreciation	$206
Mid-Cap Growth	206
Small Cap Growth	206

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2006, and during the six months ended April 30, 2006, the Funds had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Capital Appreciation	$108,430,815	$153,895,723
Mid-Cap Growth	123,817,294	164,034,389
Small Cap Growth	69,685,504	59,527,007

As of April 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Capital Appreciation	$238,950,864	$50,329,168	$(3,544,340)	$46,784,828
Mid-Cap Growth	293,681,356	61,395,672	(9,814,914)	51,580,758
Small Cap Growth	100,799,782	13,494,697	(1,144,611)	12,350,086

Note 6. Restricted Securities

Certain investments of Mid-Cap Growth are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

Security Description	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share	Percentage of Net Asset Value
Celletra Ltd., Series C	1,102,524	4/5/2000	$7,000,000	$—	$—	0.00%

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 7. Capital Share Transactions

Capital Appreciation is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Each of Mid-Cap Growth and Small Cap Growth has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion as Class A shares, 500 million as Class B shares and 500 million as Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

	Capital Appreciation
	Common Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	921,150	$16,164,194	2,566,966	$41,499,430
Shares issued in reinvestment of dividends	15,679	273,440	—	—
Shares redeemed	(3,446,984)	(60,401,974)	(13,336,351)	(216,507,743)
Net decrease	(2,510,155)	$(43,964,340)	(10,769,385)	$(175,008,313)
	Advisor Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	29,381	$493,410	149,912	$2,314,915
Shares redeemed	(96,938)	(1,621,675)	(816,085)	(12,252,335)
Net decrease	(67,557)	$(1,128,265)	(666,173)	$(9,937,420)
	Class A
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	14,768	$259,984	23,682	$385,275
Shares redeemed	(15,470)	(270,140)	(90,972)	(1,443,783)
Net decrease	(702)	$(10,156)	(67,290)	$(1,058,508)
	Class B
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	6,026	$103,574	6,301	$95,350
Shares redeemed	(64)	(1,075)	(3,524)	(55,323)
Net increase	5,962	$102,499	2,777	$40,027

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 7. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	327	$5,595	3,834	$61,028
Shares redeemed	(4,084)	(68,908)	(31,412)	(492,672)
Net decrease	(3,757)	$(63,313)	(27,578)	$(431,644)
	Mid-Cap Growth
	Common Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	346,931	$11,846,722	1,019,244	$31,542,889
Shares redeemed	(1,419,621)	(48,650,272)	(4,837,382)	(148,538,062)
Net decrease	(1,072,690)	$(36,803,550)	(3,818,138)	$(116,995,173)
	Advisor Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	21,097	$665,263	156,080	$4,491,001
Shares redeemed	(156,064)	(5,004,517)	(322,505)	(9,285,894)
Net decrease	(134,967)	$(4,339,254)	(166,425)	$(4,794,893)
	Class A
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	4,350	$148,490	7,969	$250,387
Shares redeemed	(3,498)	(117,012)	(6,383)	(190,430)
Net increase	852	$31,478	1,586	$59,957
	Class B
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	1,279	$42,957	1,530	$46,060
Net increase	1,279	$42,957	1,530	$46,060
	Class C
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Net increase (decrease)	—	$—	—	$—

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 7. Capital Share Transactions

	Small Cap Growth
	Common Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	557,433	$12,303,474	317,122	$6,265,352
Shares redeemed	(289,870)	(6,102,847)	(1,030,817)	(20,496,570)
Net increase (decrease)	267,563	$6,200,627	(713,695)	$(14,231,218)
	Advisor Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	—	$—	53	$1,100
Net increase	—	$—	53	$1,100
	Class A
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	21,608	$466,238	160,159	$3,154,418
Shares redeemed	(13,058)	(283,603)	(685,237)	(13,644,555)
Net increase (decrease)	8,550	$182,635	(525,078)	$(10,490,137)
	Class B
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	1,489	$32,545	272	$5,300
Shares redeemed	(513)	(10,995)	—	—
Net increase	976	$21,550	272	$5,300
	Class C
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Net increase (decrease)	—	$—	—	$—

Credit Suisse Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 7. Capital Share Transactions

On April 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each Fund were as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Capital Appreciation
Common	4	46%
Advisor	4	61%
Class A	3	42%
Class B	4	55%
Class C	3	77%
Mid-Cap Growth
Common	4	56%
Advisor	1	88%
Class A	3	60%
Class B	8	81%
Small Cap Growth
Common	2	83%
Advisor	2	99%
Class A	3	46%
Class B	3	90%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 8. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Capital Appreciation Fund

Board Approval of Advisory Agreement (unaudited)

In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to the Capital Appreciation Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the actual and contractual advisory fee rate of 0.70% paid by the Fund ("Contractual Advisory Fee") to Credit Suisse Asset Management, LLC ("Credit Suisse") in light of the extent and quality of the advisory services provided by Credit Suisse. Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the one-, two-, three-, four-, five- and ten-year performance of the Fund, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

Credit Suisse Capital Appreciation Fund

Board Approval of Advisory Agreement (unaudited) (continued)

The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Capital Appreciation Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was at the median of the Fund's Expense Group and was considered reasonable.

•  The Fund's performance was above the median of the Performance Group for the one-year period and the highest in the Performance Group for the ten-year period, but below the median for all other periods. The Fund's performance was above the median of the Performance Universe for the one-, three- and ten-year periods and below the median for all other periods. The Board understood that Credit Suisse was addressing performance issues.

•  Aside from performance (as discussed above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement is typical of, and consistent with, those provided to similar mutual funds by other investment advisers. The Board understood that Credit Suisse had or was in the process of addressing any performance issues.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  The Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Mid-Cap Growth Fund

Board Approval of Advisory Agreement (unaudited)

In approving the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors with respect to the Mid-Cap Growth Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the actual and contractual advisory fee rate of 0.90% paid by the Fund ("Contractual Advisory Fee") to Credit Suisse Asset Management, LLC ("Credit Suisse") in light of the extent and quality of the advisory services provided by Credit Suisse. Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the one-, two-, three-, four-, five- and ten-year performance of the Fund, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

Credit Suisse Mid-Cap Growth Fund

Board Approval of Advisory Agreement (unaudited) (continued)

The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Mid-Cap Growth Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was slightly below the median of its Expense Group. The fee will be 0.85% when the voluntary fee waiver (described below) is taken into account.

•  The Fund's performance for the two-, three-and four-year periods was above the median for the Performance Group, but below the median for the one-, five- and ten-year periods in the Performance Group. The Fund's performance was above the median of the Performance Universe for the one-, two-, three-, and four-year periods, but below the median of the Performance Universe for the five- and ten-year periods. The Board had previously identified the need to address the Fund's performance. After discussion with the Board, Credit Suisse had agreed to a one-year voluntary fee waiver of five basis points.

•  Aside from performance and the advisory fees (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement is typical of, and consistent with, those provided to similar mutual funds by other investment advisers. The Board understood that Credit Suisse was addressing performance issues.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  Based on the voluntary fee waiver, as discussed above, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Small Cap Growth Fund

Board Approval of Advisory Agreement (unaudited)

In approving the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors with respect to the Small Cap Growth Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 1.00% paid by the Fund ("Contractual Advisory Fee") which was reduced to 0.41% after voluntary fee waivers ("Net Advisory Fee"), to Credit Suisse Asset Management, LLC ("Credit Suisse") in light of the extent and quality of the advisory services provided by Credit Suisse. The Board acknowledged that fee wiavers and expense reimbursements were voluntary and could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the one-, two-, three-, four-, and five-year performance of the Fund, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with

Credit Suisse Small Cap Growth Fund

Board Approval of Advisory Agreement (unaudited) (continued)

a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Small Cap Growth Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Contractual Advisory Fee was slightly lower than the median of the Fund's Expense Group, the fee was reasonable recognizing that the amount shareholders were actually charged, the Net Advisory Fee, was the lowest in the Expense Group.

•  The Fund's two-, three-, four- and five year performance was within a reasonable range around the median of the Performance Group and Performance Universe. The one-year performance was in the lowest quintile in both the Performance Group and the Performance Universe. The Board noted that it would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that Credit Suisse had addressed or was in the process of addressing any performance issues.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Funds

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address,
e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse Funds

Proxy Voting and Portfolio Holdings Information

Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQGTH-SAR-0406

Item 2. Code of Ethics.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.
This item is not applicable to the registrant.

Item 6. Schedule of Investments.
Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP GROWTH FUND, INC.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2006